Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recorded investment
Recorded investment, with a specific allowance	1,297	1,412
Recorded investment, without specific allowance	93	77
Gross impaired loans	1,390	1,489
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,225	1,319
Unpaid principal balance, without specific allowance	93	77
Unpaid principal balance	1,318	1,396
Associated specific allowance	540	654
Average recorded investment
Average recorded investment, with a specific allowance	1,381	1,486	1,447
Average recorded investment, without specific allowance	113	147	325
Average recorded investment	1,494	1,633	1,772
Interest income recognized
Interest income recognized, with a specific allowance	5	9	10
Interest income recognized, without specific allowance	0	0	3
Interest income recognized	5	9	13
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	9	8
Interest income recognized on a cash basis, without specific allowance	0	0	3
Interest income recognized on a cash basis	4	9	11
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	793	907
Recorded investment, without specific allowance	15	13
Gross impaired loans	808	920
Unpaid principal balance
Unpaid principal balance, with a specific allowance	754	848
Unpaid principal balance, without specific allowance	15	13
Unpaid principal balance	769	861
Associated specific allowance	338	437
Average recorded investment
Average recorded investment, with a specific allowance	874	956	885
Average recorded investment, without specific allowance	27	72	236
Average recorded investment	901	1,028	1,121
Interest income recognized
Interest income recognized, with a specific allowance	3	6	5
Interest income recognized, without specific allowance	0	0	3
Interest income recognized	3	6	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6	4
Interest income recognized on a cash basis, without specific allowance	0	0	3
Interest income recognized on a cash basis	2	6	7
Real estate
Recorded investment
Recorded investment, with a specific allowance	68	71
Recorded investment, without specific allowance	7	2
Gross impaired loans	75	73
Unpaid principal balance
Unpaid principal balance, with a specific allowance	64	65
Unpaid principal balance, without specific allowance	7	2
Associated specific allowance	7	15
Average recorded investment
Average recorded investment, with a specific allowance	75	72	58
Average recorded investment, without specific allowance	9	11	13
Interest income recognized
Interest income recognized, with a specific allowance	0	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	599	705
Recorded investment, without specific allowance	7	10
Gross impaired loans	606	715
Unpaid principal balance
Unpaid principal balance, with a specific allowance	570	656
Unpaid principal balance, without specific allowance	7	10
Associated specific allowance	259	340
Average recorded investment
Average recorded investment, with a specific allowance	667	748	620
Average recorded investment, without specific allowance	18	59	215
Interest income recognized
Interest income recognized, with a specific allowance	3	5	3
Interest income recognized, without specific allowance	0	0	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	5	2
Interest income recognized on a cash basis, without specific allowance	0	0	3
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	126	131
Recorded investment, without specific allowance	1	1
Gross impaired loans	127	132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	120	127
Unpaid principal balance, without specific allowance	1	1
Associated specific allowance	72	82
Average recorded investment
Average recorded investment, with a specific allowance	127	136	201
Average recorded investment, without specific allowance	0	2	8
Interest income recognized
Interest income recognized, with a specific allowance	0	0	2
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	504	505
Recorded investment, without specific allowance	78	64
Gross impaired loans	582	569
Unpaid principal balance
Unpaid principal balance, with a specific allowance	471	471
Unpaid principal balance, without specific allowance	78	64
Unpaid principal balance	549	535
Associated specific allowance	202	217
Average recorded investment
Average recorded investment, with a specific allowance	507	530	562
Average recorded investment, without specific allowance	86	75	89
Average recorded investment	593	605	651
Interest income recognized
Interest income recognized, with a specific allowance	2	3	5
Interest income recognized, without specific allowance	0	0	0
Interest income recognized	2	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	3	4
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	2	3	4
Mortgages
Recorded investment
Recorded investment, with a specific allowance	205	207
Recorded investment, without specific allowance	46	18
Gross impaired loans	251	225
Unpaid principal balance
Unpaid principal balance, with a specific allowance	194	197
Unpaid principal balance, without specific allowance	46	18
Associated specific allowance	27	28
Average recorded investment
Average recorded investment, with a specific allowance	205	204	217
Average recorded investment, without specific allowance	36	26	40
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	63	67
Recorded investment, without specific allowance	25	28
Gross impaired loans	88	95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	60	63
Unpaid principal balance, without specific allowance	25	28
Associated specific allowance	53	55
Average recorded investment
Average recorded investment, with a specific allowance	65	70	68
Average recorded investment, without specific allowance	29	27	8
Interest income recognized
Interest income recognized, with a specific allowance	0	2	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	236	231
Recorded investment, without specific allowance	7	18
Gross impaired loans	243	249
Unpaid principal balance
Unpaid principal balance, with a specific allowance	217	211
Unpaid principal balance, without specific allowance	7	18
Associated specific allowance	122	134
Average recorded investment
Average recorded investment, with a specific allowance	237	256	277
Average recorded investment, without specific allowance	21	22	41
Interest income recognized
Interest income recognized, with a specific allowance	1	0	3
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Recorded investment
Recorded investment, with a specific allowance	1,040	1,125
Recorded investment, without specific allowance	92	69
Gross impaired loans	1,132	1,194
Unpaid principal balance
Unpaid principal balance, with a specific allowance	990	1,057
Unpaid principal balance, without specific allowance	90	69
Unpaid principal balance	1,080	1,126
Associated specific allowance	413	511
Average recorded investment
Average recorded investment, with a specific allowance	1,112	1,183	1,133
Average recorded investment, without specific allowance	106	139	295
Average recorded investment	1,218	1,322	1,428
Interest income recognized
Interest income recognized, with a specific allowance	5	9	10
Interest income recognized, without specific allowance	0	0	3
Interest income recognized	5	9	13
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	9	8
Interest income recognized on a cash basis, without specific allowance	0	0	3
Interest income recognized on a cash basis	4	9	11
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	723	828
Recorded investment, without specific allowance	16	12
Gross impaired loans	739	840
Unpaid principal balance
Unpaid principal balance, with a specific allowance	689	774
Unpaid principal balance, without specific allowance	15	12
Unpaid principal balance	704	786
Associated specific allowance	309	407
Average recorded investment
Average recorded investment, with a specific allowance	803	872	796
Average recorded investment, without specific allowance	26	71	219
Average recorded investment	829	943	1,015
Interest income recognized
Interest income recognized, with a specific allowance	3	6	5
Interest income recognized, without specific allowance	0	0	3
Interest income recognized	3	6	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6	4
Interest income recognized on a cash basis, without specific allowance	0	0	3
Interest income recognized on a cash basis	2	6	7
Bank | Real estate
Recorded investment
Recorded investment, with a specific allowance	65	68
Recorded investment, without specific allowance	8	2
Gross impaired loans	73	70
Unpaid principal balance
Unpaid principal balance, with a specific allowance	62	63
Unpaid principal balance, without specific allowance	7	2
Associated specific allowance	7	13
Average recorded investment
Average recorded investment, with a specific allowance	74	67	43
Average recorded investment, without specific allowance	9	11	12
Interest income recognized
Interest income recognized, with a specific allowance	0	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	533	629
Recorded investment, without specific allowance	7	9
Gross impaired loans	540	638
Unpaid principal balance
Unpaid principal balance, with a specific allowance	507	584
Unpaid principal balance, without specific allowance	7	9
Associated specific allowance	230	312
Average recorded investment
Average recorded investment, with a specific allowance	597	669	556
Average recorded investment, without specific allowance	17	58	199
Interest income recognized
Interest income recognized, with a specific allowance	3	5	3
Interest income recognized, without specific allowance	0	0	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	5	2
Interest income recognized on a cash basis, without specific allowance	0	0	3
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	125	131
Recorded investment, without specific allowance	1	1
Gross impaired loans	126	132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	120	127
Unpaid principal balance, without specific allowance	1	1
Associated specific allowance	72	82
Average recorded investment
Average recorded investment, with a specific allowance	127	136	191
Average recorded investment, without specific allowance	0	2	8
Interest income recognized
Interest income recognized, with a specific allowance	0	0	2
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	317	297
Recorded investment, without specific allowance	76	57
Gross impaired loans	393	354
Unpaid principal balance
Unpaid principal balance, with a specific allowance	301	283
Unpaid principal balance, without specific allowance	75	57
Unpaid principal balance	376	340
Associated specific allowance	104	104
Average recorded investment
Average recorded investment, with a specific allowance	309	311	337
Average recorded investment, without specific allowance	80	68	76
Average recorded investment	389	379	413
Interest income recognized
Interest income recognized, with a specific allowance	2	3	5
Interest income recognized, without specific allowance	0	0	0
Interest income recognized	2	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	3	4
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	2	3	4
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	166	162
Recorded investment, without specific allowance	44	10
Gross impaired loans	210	172
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	153
Unpaid principal balance, without specific allowance	43	10
Associated specific allowance	19	16
Average recorded investment
Average recorded investment, with a specific allowance	163	154	152
Average recorded investment, without specific allowance	30	19	27
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	63	67
Recorded investment, without specific allowance	25	29
Gross impaired loans	88	96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	60	63
Unpaid principal balance, without specific allowance	25	29
Associated specific allowance	53	54
Average recorded investment
Average recorded investment, with a specific allowance	65	70	68
Average recorded investment, without specific allowance	29	27	8
Interest income recognized
Interest income recognized, with a specific allowance	0	2	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	88	68
Recorded investment, without specific allowance	7	18
Gross impaired loans	95	86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	87	67
Unpaid principal balance, without specific allowance	7	18
Associated specific allowance	32	34
Average recorded investment
Average recorded investment, with a specific allowance	81	87	117
Average recorded investment, without specific allowance	21	22	41
Interest income recognized
Interest income recognized, with a specific allowance	1	0	3
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	3
Interest income recognized on a cash basis, without specific allowance	0	0	0